Regulatory Matters (Schedule of Regulatory Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified								6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Estimated Costs of Removal - Regulated Property [Member]	Dec. 31, 2011 Estimated Costs of Removal - Regulated Property [Member]	Jun. 30, 2012 Postretirement Benefit [Member]	Dec. 31, 2011 Postretirement Benefit [Member]	Jun. 30, 2012 Other Costs - Liabilities [Member]	Dec. 31, 2011 Other Costs - Liabilities [Member]	Jun. 30, 2012 Deferred Recoverable Income Taxes [Member]	Dec. 31, 2011 Deferred Recoverable Income Taxes [Member]	Jun. 30, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Jun. 30, 2012 Unamortized Loss on Reacquired Debt [Member]	Dec. 31, 2011 Unamortized Loss on Reacquired Debt [Member]	Jun. 30, 2012 Regional Transmission Organization Costs [Member]	Dec. 31, 2011 Regional Transmission Organization Costs [Member]	Jun. 30, 2012 TCRR, Transmission, Ancillary and Other PJM-related Costs [Member]	Dec. 31, 2011 TCRR, Transmission, Ancillary and Other PJM-related Costs [Member]	Jun. 30, 2012 Deferred Storm Costs - 2008 [Member]	Dec. 31, 2011 Deferred Storm Costs - 2008 [Member]	Jun. 30, 2012 Power Plant Emission Fees [Member]	Dec. 31, 2011 Power Plant Emission Fees [Member]	Jun. 30, 2012 CCEM Smart Grid and Advanced Metering Infrastructure Costs [Member]	Dec. 31, 2011 CCEM Smart Grid and Advanced Metering Infrastructure Costs [Member]	Jun. 30, 2012 CCEM Energy Efficiency Program Costs [Member]	Dec. 31, 2011 CCEM Energy Efficiency Program Costs [Member]	Jun. 30, 2012 Consumer Education Campaign	Dec. 31, 2011 Consumer Education Campaign	Jun. 30, 2012 Retail Settlement System Costs [Member]	Dec. 31, 2011 Retail Settlement System Costs [Member]	Jun. 30, 2012 Fuel and Purchased Power Recovery Costs [Member]	Dec. 31, 2011 Fuel and Purchased Power Recovery Costs [Member]	Jun. 30, 2012 Other Costs - Assets [Member]	Dec. 31, 2011 Other Costs - Assets [Member]
Type of Recovery								C		B/C	B/C	C	C	C	C	D	D	F [1]	F	D	D	C	C	D	D	F	F	D	D	D	D	C	C
Amortization Through								Ongoing		Ongoing	Ongoing	Ongoing	Ongoing	Ongoing	Ongoing	2014	2014	Ongoing	Ongoing			Ongoing	Ongoing			Ongoing	Ongoing					Ongoing	Ongoing
Total current regulatory assets	$ 22.3	$ 20.8	$ 22.0															$ 5.4	$ 4.7			$ 1.4	$ 4.8									$ 15.5	$ 11.3
Total non-current regulatory assets	170.9	177.8	167.0							22.5	24.1	88.9	92.1	12.4	13.0	3.3	4.1			18.5	17.9			6.6	6.6	7.3	8.8	3.0	3.0	3.1	3.1			5.3	5.1
Total current regulatory liabilities		0.5	10.0						0.5
Total non-current regulatory liabilities	$ 118.2	$ 118.6	$ 114.0	$ 112.4	$ 112.4	$ 5.8	$ 6.2

[1]	a) B - Balance has an offsetting liability resulting in no effect on rate base. C - Recovery of incurred costs without a rate of return. D - Recovery not yet determined, but is probable of occurring in future rate proceedings. F - Recovery of incurred costs plus rate of return.